Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

11. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which issuance was considered as being part of the reorganization of the Company.

On June 24, 2025, the Board of the Company approved re-designate 90,000,000 authorized but unissued Class A Ordinary Shares of a par value of US$0.001 each into 90,000,000 authorized but unissued Class B Ordinary Shares of a par value of US$0.001 each, and as a consequence of the Share Redesignation, to change the composition of the Company’s authorized share capital from 1,000,000,000 shares, comprising 990,000,000 Class A Ordinary Shares and 10,000,000 Class B Ordinary Shares to 1,000,000,000 shares, comprising 900,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares.

For the six months ended September 30, 2025 and 2024, the Company issued an aggregation of 23,730 and 11,334 ordinary shares, respectively, to three non-executive directors as part of their compensation. See Note 10 for details.

As of September 30, 2025 and March 31, 2025, the Company had 37,068,205 and 37,044,475 Class A Ordinary Shares issued and outstanding, respectively. As of September 30, 2025 and March 31, 2025, the Company had no outstanding Class B Ordinary Shares issued and outstanding.